Recapitalization (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Recapitalization [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Gross proceeds	$ 306,895
Transaction costs	$ 293,631
Outstanding shares (in Shares)	307,742
Aggregate payment	$ 3,660,000
Public Warrants [Member]
Recapitalization [Line Items]
Public warrants issued (in Shares)	11,500,000
Blue Gold Limited [Member]
Recapitalization [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.0001
Aggregate of shareholders	11,450,000
Common Stock [Member]
Recapitalization [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.0001